Equity-accounted investees	12 Months Ended
Dec. 31, 2025
Equity-accounted investees [Abstract]
Equity-accounted investees
11.
Equity-accounted investees
2025 2024
Interest in Westinghouse $ 2,671,846 $ 2,931,746
Interest in JV Inkai
315,280 286,710
Interest in Global Laser Enrichment LLC (GLE) - -
$ 2,987,126 $ 3,218,456
A.
Joint ventures
i.
Westinghouse
Westinghouse is a nuclear reactor technology original equipment manufacturer and a global provider of products and services to commercial utilities and government agencies. Cameco holds a 49 % interest and Brookfield holds 51%. Cameco has joint control with Brookfield over the strategic operating, investing and financing activities of Westinghouse. The Company determined that the joint arrangement should be classified as a joint venture after concluding that neither the legal form of the separate entity, the terms of the contractual arrangement, or other facts and circumstances would give the Company rights to the assets and obligations for the liabilities relating to the arrangement. As a result, Cameco accounts for Westinghouse on an equity basis.
Westinghouse provides outage and maintenance services, engineering support, instrumentation and controls equipment, plant modification, and components and parts to nuclear reactors. Westinghouse has three fabrication facilities that design and manufacture nuclear fuel supplies for light water reactors. In addition, Westinghouse designs, develops and procures equipment for the build of new nuclear reactor plants.
The following table summarizes the total comprehensive income (loss) of Westinghouse ( 100%):
2025 2024
Revenue from products and services $ 7,056,393 $ 5,902,993
Cost of products and services sold (4,640,948) (4,235,079)
Depreciation and amortization (782,112) (728,294)
Marketing, administrative and general expenses (848,993) (821,322)
Finance income 5,147 8,941
Finance costs (434,797) (459,567)
Other expense (244,972) (238,158)
Income tax recovery 7,678 124,717
Net earnings (loss) 117,396 (445,769)
Other comprehensive income 249,464 42,506
Total comprehensive income (loss) $ 366,860 $ (403,263)
The following table summarizes the financial information of Westinghouse ( 100%) for the year ending December 31 and reconciles it to the carrying amount of Cameco’s interest:
2025 2024
Cash and cash equivalents $ 268,310 $ 255,589
Other current assets 2,665,145 2,737,164
Intangible assets 7,186,939 7,821,802
Goodwill 1,667,293 1,698,174
Non-current assets 3,126,447 3,113,031
Current portion of long-term debt (48,695) (44,576)
Other current liabilities (2,827,358) (2,751,396)
Long-term debt (4,682,928) (4,924,398)
Other non-current liabilities (2,049,246) (2,078,688)
Net assets $ 5,305,907 5,826,702
Net assets attributable to non-controlling interest (26,408) (25,127)
Net assets attributable to shareholders $ 5,279,499 $ 5,801,575
Cameco's share of net assets attributable to shareholders ( 49%) 2,586,955 2,842,772
Acquisition costs (a) 83,896 83,896
Impact of foreign exchange on acquisition costs 995 5,078
Carrying amount of interest in Westinghouse $ 2,671,846 2,931,746
(a) Cameco incurred acquisition costs that were denominated in US dollars. This amount was included in the cost of the investment and is remeasured every period.
ii.
Global Laser Enrichment LLC (GLE)
GLE is the exclusive licensee of the proprietary Separation of Isotopes by Laser Excitation (SILEX) laser enrichment technology, a third-generation uranium enrichment technology.
Cameco owns a
49 % interest in GLE with an option to attain a
majority interest of up to 75 % ownership. Cameco has joint control with Silex Systems Limited over the strategic operating, investing and financing activities and as a result, accounts for GLE on an equity basis. In 2014, an impairment charge was recognized for its full carrying value of $ 183,615,000 . Following the impairment, under the equity method of accounting,
Cameco discontinued recognizing its share of losses in GLE. Cameco’s contributions to GLE are recorded in earnings as research and development.
B.
Associate
i.
JV Inkai
JV Inkai is the operator of the Inkai uranium deposit located in Kazakhstan. Cameco holds a 40 % interest and Kazatomprom holds a 60 % interest in JV Inkai. Cameco does not have joint control over the joint venture and as a result, Cameco accounts for JV Inkai on an equity basis.
JV Inkai is a uranium mining and milling operation that utilizes in-situ recovery (ISR) technology to extract uranium. The participants in JV Inkai purchase uranium from Inkai and, in turn, derive revenue directly from the sale of such product to third-
party customers.
The following table summarizes the total comprehensive income of JV Inkai ( 100%):
2025 2024
Revenue from products and services $ 891,786 $ 934,759
Cost of products and services sold (204,998) (147,103)
Depreciation and amortization (56,909) (57,739)
Finance income 5,482 3,010
Finance costs (520) (704)
Other expense (52,355) (13,453)
Income tax expense (116,555) (143,974)
Net earnings 465,931 574,796
Other comprehensive income - -
Total comprehensive income $ 465,931 $ 574,796
The following table summarizes the financial information of JV Inkai ( 100%) and reconciles it to the carrying amount of
Cameco’s interest:
2025 2024
Cash and cash equivalents $ 46,266 $ 47,282
Other current assets 847,942 694,041
Non-current assets 325,363 307,801
Current liabilities (52,410) (42,368)
Non-current liabilities (23,463) (27,802)
Net assets 1,143,698 978,954
Cameco's share of net assets ( 40%) 457,479 391,582
Consolidating adjustments
(a)
(116,494) (93,365)
Fair value increment
(b)
74,643 77,992
Dividends declared but not received 7,209 9,760
Dividends in excess of ownership percentage
(c)
(109,064) (107,179)
Impact of foreign exchange 1,507 7,920
Carrying amount of interest in JV Inkai $ 315,280 $ 286,710
(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.
(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.
(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.